RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 17 – RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of September 30, 2024:

Name of related parties	Relationship with the Group
Li Hongqi	Chairman of the Board
Li Hongliang	Chief Executive Officer, brother of Li Hongqi
Li Hongguang	A shareholder of the Company, brother of Li Hongqi
Shuifu Yongcheng Technology Co., Ltd.	An equity investee of the Company
Sichuan Hongzhuo Shuya Energy Co., Ltd.	An equity investee of the Company
Sichuan TIBO Fluid Technology Co., Ltd.	An equity investee of the Company

The following related party balances are non-interest bearing as of September 30, 2024 and 2023:

	2024	2023
	US$	US$
Amounts due from related parties:
Shuifu Yongcheng Technology Co., Ltd. (1)	$31,535	$44,848
	$31,535	$44,848

Amounts due to related parties:
Li Hongqi(2)	$4,692,339	$5,980,153
Li Hongliang (2)	1,106,442	4,036,942
Sichuan TIBO Fluid Technology Co., Ltd. (3)	2,379,668	2,396,639
Sichuan Hongzhuo Shuya Energy Co., Ltd. (3)	1,054,882	969,653
Li Hongguang (2)	5,728	4,159
	$9,239,059	$13,387,546

(1)	This is a loan from the Company to Shuifu Yongcheng. The loan is non-interest bearing and due on demand. As of the date in which the CFS was released, the balance of RMB220,978 (US$31,535) was still outstanding.

(2)	The balances are related primarily to share capital withdrawal to be paid to individual shareholders. On March 12, 2023 and March 20, 2023, China Oil Blue Ocean and ZJY Technologies’ individual shareholders withdrew their share capital from the companies. These share capital withdrawals reduced the Company’s additional paid-in capital by approximatively $10.1 million, and they were credited to amount due to related parties. During fiscal year 2024, the Company reduced the amount owed to related parties and paid $1.3 million to Li Hongqi and $2.9 million to Li Hongliang, respectively.

(3)	The balance is for expenses paid on behalf of the Company.

The following are related party transactions for the years ended September 30, 2024, 2023 and 2022:

	2024	2023	2022
	US$	US$	US$
Revenues:
Equipment sales to Sichuan TIBO Fluid Technology Co., Ltd.	$1,692,268	$2,222,816	$1,467,391
LNG/CNG sales to Sichuan Hongzhuo Shuya Energy Co., Ltd.	3,871,248	5,308,129	46,649
	$5,563,516	$7,530,945	$1,514,040

	2024	2023	2022
	US$	US$	US$
Factory lease
Sichuan TIBO Fluid Technology Co., Ltd. (Lessor)	$90,483	$45,787	$-
	$90,483	$45,787	$-

	2024	2023	2022
	US$	US$	US$
Purchase of equipment:
Sichuan TIBO Fluid Technology Co., Ltd.	$1,069,239	$2,130,283	$2,518,792
	$1,069,239	$2,130,283	$2,518,792

	2024	2023	2022
	US$	US$	US$
Purchase of fixed assets:
Sichuan TIBO Fluid Technology Co., Ltd.	$-	$9,963	$1,108,384
	$-	$9,963	$1,108,384